Income Tax Benefits - Schedule of Income Tax Expenses (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Statutory rate in PRC	25.00%	25.00%	25.00%
Effect of preferential tax treatment		(4.00%)	(1.00%)
Effect of different tax jurisdiction		(7.00%)	(19.00%)
Research and development super-deduction		2.00%	2.00%
Changes in valuation allowance	(25.00%)	(16.00%)	(7.00%)
Under provision in prior year
Total income tax provision